UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Debt Central Fund

Annual Report

December 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Amended and Restated Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Emerging Markets Debt Central Fund	10.48%	6.88%	6.56%

 A From March 17, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Debt Central Fund on March 17, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Emerging Markets Aggregate USD Bond Index performed over the same period.

Period Ending Values
$17,490	Fidelity® Emerging Markets Debt Central Fund
$16,647	Bloomberg Barclays Emerging Markets Aggregate USD Bond Index
$16,778	J.P. Morgan Emerging Markets Bond Index Global

Effective April 15, 2019, the Fidelity Emerging Markets Central Fund began comparing its performance to the Bloomberg Barclays Emerging Markets Aggregate USD Bond Index rather than the JPMorgan Emerging Markets Bond Index Global. This change was made in conjunction with a shift by Fidelity Advisor Strategic Income Fund from investing in emerging markets debt securities within a dedicated subportfolio to investing in the Fidelity Emerging Markets Debt Central Fund to obtain its emerging markets debt exposure.

Management's Discussion of Fund Performance

Market Recap:  Emerging-markets debt gained 14.42% in 2019, as measured by the J.P. Morgan Emerging Markets Bond Index Global. The asset class reacted favorably to the U.S. Federal Reserve's shift away from its monetary tightening bias, and its move to cut interest rates three times in 2019. In addition, the U.S. and China reportedly reached an agreement late in the year to reduce certain U.S. tariffs, providing a tactical boost to sentiment after sustained escalation the past two years. These factors helped support a generally "risk on" environment, with all but a few of the index's country components gaining for the year. Ukraine (+32%) was a standout, as the bond market here continued to attract investors due to the nation’s high real interest rates and policy momentum driven by President Volodymyr Zelensky, who took office in May. Improved oil prices boosted oil-sensitive credits and markets, including Mexico (+21%), where bonds of Pemex, the country’s state-owned oil company, gained. Mexico was the index’s largest country component in 2019, at 11%, on average. Conversely, Lebanon (-36%) and Argentina (-24%) fared worst. Lebanon’s economy remained in jeopardy and its political future uncertain, as the country’s prime minister, Saad Hariri, resigned in late October amid mass antigovernment protests. Political and economic woes also weighed on Argentina, although this market recovered late in the year as a newly elected government took shape.

Comments from Co-Portfolio Managers Timothy Gill and Jonathan Kelly:  For the year, the fund gained 10.48%, lagging the 13.11% advance of the benchmark Bloomberg Barclays Emerging Markets Aggregate USD Bond Index. The fund’s underperformance of the benchmark was primarily due to an overweighting in Argentina, which significantly lagged the broader market for the year. The fund’s cash position of roughly 9%, on average, weighed on relative performance amid the strong market backdrop. Choices in Kazakhstan and the United States hurt, as did positioning in Indonesia and picks in Brazil. Our overweighting in Venezuela also notably detracted, although we had strong bond choices there. Conversely, we benefited from an underweighting in China, where the nation’s generally higher-quality bonds underperformed due to investors’ appetite for riskier bond categories. Security selection in Russia also helped. An overweighting in Ukraine helped, although the negative of choices among bonds there somewhat offset this positive. Bond choices in Mexico were another positive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

On April 15, 2019, the fund changed its benchmark from the J.P. Morgan Emerging Markets Bond Index Global to the Bloomberg Barclays Emerging Markets Aggregate USD Bond Index.

Investment Summary (Unaudited)

Top Five Countries as of December 31, 2019

(excluding cash equivalents)	% of fund's net assets
Mexico	8.9
Argentina	7.5
Turkey	6.8
United States of America	6.4
Ukraine	4.9

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of December 31, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Ukraine Government	4.8
Turkish Republic	4.6
U.S. Treasury Obligations	4.4
Petroleos Mexicanos	4.0
Ministry of Finance of the Russian Federation	3.8
21.6

Asset Allocation (% of fund's net assets)

As of December 31, 2019
Corporate Bonds	38.2%
Government Obligations	44.7%
Supranational Obligations	0.2%
Preferred Securities	2.6%
Short-Term Investments and Net Other Assets (Liabilities)	14.3%

Schedule of Investments December 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.2%
		Principal Amount(a)	Value
Argentina - 2.5%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$14,790,000	$14,175,291
Banco Macro SA 6.75% 11/4/26 (b)(c)		11,510,000	8,722,422
Cablevision SA 6.5% 6/15/21 (b)		2,466,000	2,364,278
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		65,000	62,969
Pampa Holding SA:
7.375% 7/21/23 (b)		4,260,000	3,995,081
7.5% 1/24/27 (b)		2,185,000	1,856,567
Pan American Energy LLC 7.875% 5/7/21 (b)		1,307,333	1,358,810
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,965,000	5,239,880
YPF SA:
8.5% 3/23/21 (b)		6,777,000	6,709,230
8.5% 6/27/29 (b)		2,750,000	2,482,734
8.75% 4/4/24 (b)		27,910,000	27,107,588

TOTAL ARGENTINA			74,074,850

Austria - 0.2%
ESAL GmbH 6.25% 2/5/23 (b)		1,289,000	1,301,890
JBS Investments II GmbH 7% 1/15/26 (b)		5,370,000	5,841,647

TOTAL AUSTRIA			7,143,537

Azerbaijan - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,570,000	4,246,738
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,365,000	6,184,839
7.625% 11/7/24 (b)		2,690,000	3,121,241

TOTAL BAHRAIN			9,306,080

Belarus - 0.0%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,369,063
Bermuda - 0.6%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	2,392,175
GeoPark Ltd. 6.5% 9/21/24 (b)		800,000	833,750
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		9,635,000	9,803,613
3.75% 6/22/26 (b)		1,225,000	1,289,313
5% 10/19/25 (b)		2,880,000	3,204,000

TOTAL BERMUDA			17,522,851

Brazil - 0.3%
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,045,000	5,215,269
4.875% 4/11/22 (b)		3,540,000	3,672,750

TOTAL BRAZIL			8,888,019

British Virgin Islands - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		31,500,000	30,614,063
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,367,439
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		2,637,000	2,676,555
5.125% 5/15/24 (b)		1,235,000	1,318,363
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		3,915,000	4,022,663

TOTAL BRITISH VIRGIN ISLANDS			39,999,083

Canada - 1.0%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		20,970,000	21,714,435
Frontera Energy Corp. 9.7% 6/25/23 (b)		6,430,000	6,747,481

TOTAL CANADA			28,461,916

Cayman Islands - 0.8%
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,150,000	2,246,750
4.875% 4/19/23 (b)		1,290,000	1,356,113
Comcel Trust 6.875% 2/6/24 (b)		11,400,000	11,727,750
Itau Unibanco Holding SA 5.125% 5/13/23 (Reg. S)		2,735,000	2,885,425
Lamar Funding Ltd. 3.958% 5/7/25(b)		625,000	609,375
NagaCorp Ltd. 9.375% 5/21/21 (b)		1,535,000	1,626,333
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	501,836
7.125% 6/26/42 (b)(d)		14,263,000	641,835
Shimao Property Holdings Ltd. 4.75% 7/3/22		1,790,000	1,828,597
Sparc Em Spc 0% 12/5/22 (b)		678,510	651,376

TOTAL CAYMAN ISLANDS			24,075,390

Colombia - 0.3%
Banco de Bogota SA 6.25% 5/12/26 (b)		1,250,000	1,401,172
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		7,958,000	8,030,119

TOTAL COLOMBIA			9,431,291

Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	2,984,375
3.65% 11/10/21		1,030,000	1,008,113

TOTAL CURACAO			3,992,488

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,475,000	2,601,844
Georgia - 0.6%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		10,095,000	10,599,750
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		5,263,000	5,447,205
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,412,550
TBC Bank JSC 5.75% 6/19/24 (b)		1,445,000	1,488,802

TOTAL GEORGIA			18,948,307

Indonesia - 0.8%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24(b)(d)		1,970,000	147,750
PT Adaro Indonesia 4.25% 10/31/24 (b)		10,460,000	10,329,250
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		12,515,000	12,937,381

TOTAL INDONESIA			23,414,381

Ireland - 1.0%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		2,605,000	2,634,306
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		8,445,000	8,999,203
Borets Finance DAC 6.5% 4/7/22 (b)		5,620,000	5,825,481
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,950,000	2,085,194
CBOM Finance PLC 5.55% 2/14/23 (b)		3,990,000	4,112,194
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		3,700,000	3,810,771
MTS International Funding Ltd. 5% 5/30/23 (b)		1,465,000	1,565,719

TOTAL IRELAND			29,032,868

Kazakhstan - 0.2%
BTA Bank JSC 5.5% 12/21/22 (b)		5,707,147	5,757,085
KazMunaiGaz National Co. 4.75% 4/24/25 (b)		1,325,000	1,447,977

TOTAL KAZAKHSTAN			7,205,062

Korea (South) - 0.3%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	284,300,000	3,962,217
POSCO 4% 8/1/23 (b)		3,155,000	3,299,598

TOTAL KOREA (SOUTH)			7,261,815

Luxembourg - 2.2%
CSN Resources SA:
6.5% 7/21/20 (b)		7,478,000	7,583,159
7.625% 2/13/23 (b)		19,000,000	20,270,625
Millicom International Cellular SA:
6% 3/15/25 (b)		4,210,000	4,366,559
6.625% 10/15/26 (Reg. S)		1,475,000	1,628,953
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		7,773,000	9,087,123
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		15,810,000	17,030,334
Usiminas International SARL 5.875% 7/18/26 (b)		3,005,000	3,128,956

TOTAL LUXEMBOURG			63,095,709

Mauritius - 0.4%
HTA Group Ltd. 9.125% 3/8/22 (b)		7,440,000	7,679,475
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,445,500
6.5% 10/13/26 (b)		2,670,000	2,953,688

TOTAL MAURITIUS			12,078,663

Mexico - 7.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	11,487,319
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		3,725,000	3,929,875
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,600,000	2,619,500
Braskem Idesa SAPI 7.45% 11/15/29 (b)		4,600,000	4,887,500
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,873,275
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		3,775,000	4,310,578
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		4,230,000	4,282,875
Metalsa SA de CV 4.9% 4/24/23 (b)		10,737,000	11,119,506
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,800,000	22,301,400
6.625% 6/15/38		25,000	24,898
8.625% 2/1/22		1,575,000	1,740,375
8.625% 12/1/23 (c)		930,000	1,036,885
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.5384% 3/11/22 (c)(e)		4,025,000	4,193,587
3.5% 1/30/23		13,620,000	13,700,869
4.875% 1/24/22		3,850,000	3,990,766
4.875% 1/18/24		26,725,000	28,141,425
5.375% 3/13/22		1,500,000	1,571,250
6.5% 6/2/41		5,910,000	5,858,288
6.75% 9/21/47		26,042,000	26,269,868
7.69% 1/23/50 (b)		30,929,000	33,889,215
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		26,115,000	23,315,798

TOTAL MEXICO			211,545,052

Mongolia - 0.3%
Development Bank of Mongolia 7.25% 10/23/23(b)		1,930,000	2,042,181
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		7,403,000	7,541,806

TOTAL MONGOLIA			9,583,987

Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		1,260,000	1,605,319
Netherlands - 4.5%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		10,725,000	8,898,398
GTH Finance BV 7.25% 4/26/23 (b)		9,140,000	10,284,419
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		8,445,000	8,803,913
Metinvest BV 7.75% 4/23/23 (b)		17,130,000	17,965,088
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		30,870,000	14,007,263
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		7,021,000	7,508,960
5.999% 1/27/28		3,737,000	4,255,509
6.25% 3/17/24		9,840,000	11,026,950
6.9% 3/19/49		2,160,000	2,535,300
8.75% 5/23/26		16,145,000	20,738,253
SABIC Capital II BV 4% 10/10/23 (b)		9,280,000	9,760,241
VTR Finance BV 6.875% 1/15/24 (b)		16,415,000	16,856,153

TOTAL NETHERLANDS			132,640,447

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,485,000	3,901,022
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,776,452
Peru - 0.4%
Alicorp SA 6.875% 4/17/27 (b)	PEN	1,645,000	535,879
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	30,265,000	9,763,272

TOTAL PERU			10,299,151

Saudi Arabia - 1.8%
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		2,290,000	2,321,488
3.5% 4/16/29 (b)		16,095,000	16,688,503
4.25% 4/16/39 (b)		16,825,000	17,981,719
4.375% 4/16/49 (b)		13,200,000	14,520,000

TOTAL SAUDI ARABIA			51,511,710

Singapore - 0.8%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		14,210,000	14,756,197
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		3,615,000	3,845,456
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,708,930

TOTAL SINGAPORE			24,310,583

South Africa - 1.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		32,900,000	32,941,125
5.75% 1/26/21 (Reg. S)		7,270,000	7,279,088
6.75% 8/6/23 (b)		5,575,000	5,672,563
7.125% 2/11/25 (b)		4,770,000	4,871,363

TOTAL SOUTH AFRICA			50,764,139

Togo - 0.1%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		3,860,000	4,314,756
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		5,675,000	5,281,297
Turkey - 2.0%
Akbank TAS 7.2% 3/16/27 (b)(c)		5,465,000	5,326,667
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		13,125,000	13,149,609
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	6,110,077
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		205,000	204,488
6.95% 3/14/26 (b)		2,595,000	2,753,944
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,775,500
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		5,905,000	5,585,761
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		2,800,000	2,804,900
5.5% 4/21/22 (b)		3,815,000	3,853,150
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		17,010,000	16,754,850

TOTAL TURKEY			59,318,946

Ukraine - 0.1%
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		1,955,000	1,986,769
United Arab Emirates - 0.5%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		6,360,000	6,610,425
DP World Ltd. 5.625% 9/25/48 (b)		2,475,000	2,859,398
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		3,445,000	3,670,002

TOTAL UNITED ARAB EMIRATES			13,139,825

United Kingdom - 3.0%
Biz Finance PLC 9.625% 4/27/22 (b)		5,092,917	5,347,563
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		28,105,000	28,509,009
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		2,170,000	2,251,374
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		2,682,750	2,827,786
Polyus Finance PLC 5.25% 2/7/23 (b)		2,755,000	2,937,519
Tullow Oil PLC 6.25% 4/15/22 (b)		14,665,000	13,221,414
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		4,111,600	4,265,785
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		4,220,000	4,205,143
Vedanta Resources PLC:
6.375% 7/30/22 (b)		24,040,000	23,536,663
8.25% 6/7/21 (b)		985,000	1,022,861

TOTAL UNITED KINGDOM			88,125,117

United States of America - 2.0%
Azul Investments LLP 5.875% 10/26/24 (b)		7,295,000	7,561,723
CEMEX Finance LLC 6% 4/1/24 (b)		1,485,000	1,523,981
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,435,000	5,829,038
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		14,355,000	14,552,381
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		11,545,000	11,783,116
Stillwater Mining Co. 6.125% 6/27/22 (b)		15,870,000	16,227,075

TOTAL UNITED STATES OF AMERICA			57,477,314

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	387,500
5.5% 4/12/37 (d)		330,000	25,575
6% 5/16/24 (b)(d)		9,685,000	750,588
6% 11/15/26 (b)(d)		12,130,000	940,075
9.75% 5/17/35 (b)(d)		1,315,000	101,913
12.75% 2/17/22 (b)(d)		1,310,000	101,525

TOTAL VENEZUELA			2,307,176

TOTAL NONCONVERTIBLE BONDS
(Cost $1,132,138,689)			1,123,039,017

Government Obligations - 44.7%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)		4,090,000	4,778,909
Argentina - 5.0%
Argentine Republic:
5.625% 1/26/22		37,185,000	19,324,580
6.875% 4/22/21		61,925,000	33,187,930
7.5% 4/22/26		62,225,000	32,143,102
8.75% 5/7/24		2,341,854	900,017
Buenos Aires Province:
10.875% 1/26/21 (b)		9,533,333	6,578,000
10.875% 1/26/21 (Reg. S)		13,750,667	9,487,960
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	1,253,535
8.95% 2/19/21 (b)		5,715,100	5,743,676
Mendoza Province 8.375% 5/19/24 (b)		965,000	656,200
Province of Santa Fe 7% 3/23/23 (b)		15,350,000	12,280,000
Provincia de Cordoba:
7.125% 6/10/21 (b)		24,110,000	18,263,325
7.45% 9/1/24 (b)		9,360,000	6,451,380

TOTAL ARGENTINA			146,269,705

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		4,080,000	4,365,600
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		2,245,000	2,497,563
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20 (b)		2,300,000	2,311,500
Barbados - 0.0%
Barbados Government:
6.5% 2/1/21 (b)		705,000	681,206
6.5% 10/1/29 (b)		315,000	307,814

TOTAL BARBADOS			989,020

Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		11,650,000	12,440,016
7.625% 6/29/27 (b)		1,290,000	1,464,150

TOTAL BELARUS			13,904,166

Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		3,310,000	3,485,844
4.75% 2/15/29 (b)		6,745,000	7,642,928

TOTAL BERMUDA			11,128,772

Bolivia - 0.0%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,175,000	1,260,555
Brazil - 1.5%
Brazilian Federative Republic:
4.75% 1/14/50		10,515,000	10,445,995
5.625% 1/7/41		2,595,000	2,906,400
5.625% 2/21/47		3,940,000	4,459,588
8.25% 1/20/34		15,410,000	21,280,247
10% 1/1/23	BRL	20,840,000	5,759,998

TOTAL BRAZIL			44,852,228

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		15,715,000	17,610,622
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (b)		5,330,000	5,374,972
Dominican Republic - 0.9%
Dominican Republic:
5.95% 1/25/27 (b)		2,545,000	2,808,248
6% 7/19/28 (b)		3,585,000	3,984,952
6.4% 6/5/49 (b)		2,910,000	3,186,450
6.85% 1/27/45 (b)		2,530,000	2,887,363
6.875% 1/29/26 (b)		4,240,000	4,853,475
7.45% 4/30/44 (b)		7,275,000	8,782,289

TOTAL DOMINICAN REPUBLIC			26,502,777

Egypt - 3.2%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		1,390,000	1,452,203
6.125% 1/31/22 (b)		16,495,000	17,134,181
6.2004% 3/1/24 (b)		3,195,000	3,442,613
7.0529% 1/15/32 (b)		1,665,000	1,745,648
7.5% 1/31/27 (b)		35,555,000	39,588,270
7.6003% 3/1/29 (b)		15,420,000	16,860,806
7.903% 2/21/48 (b)		4,290,000	4,493,775
8.5% 1/31/47 (b)		7,395,000	8,210,761
8.7002% 3/1/49 (b)		1,150,000	1,284,047

TOTAL EGYPT			94,212,304

El Salvador - 1.0%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,840,000	10,384,275
6.375% 1/18/27 (b)		8,380,000	8,953,506
7.1246% 1/20/50 (b)		2,835,000	3,023,705
7.625% 9/21/34 (b)		2,100,000	2,323,125
7.65% 6/15/35 (Reg. S)		1,480,000	1,686,738
7.75% 1/24/23 (b)		1,975,000	2,169,414

TOTAL EL SALVADOR			28,540,763

Ghana - 0.3%
Ghana Republic:
7.875% 3/26/27 (b)		3,340,000	3,490,300
8.125% 1/18/26 (b)		4,130,000	4,453,947

TOTAL GHANA			7,944,247

Guatemala - 0.1%
Guatemalan Republic 4.9% 6/1/30 (b)		1,355,000	1,454,084
Indonesia - 1.9%
Indonesian Republic:
4.35% 1/11/48		5,270,000	5,811,822
5.125% 1/15/45 (b)		7,585,000	9,056,964
5.25% 1/17/42 (b)		4,340,000	5,224,275
5.95% 1/8/46 (b)		3,500,000	4,652,813
6.75% 1/15/44 (b)		2,700,000	3,877,875
7.75% 1/17/38 (b)		8,860,000	13,312,150
8.5% 10/12/35 (b)		110,000	173,053
8.5% 10/12/35 (Reg. S)		8,855,000	13,930,783

TOTAL INDONESIA			56,039,735

Iraq - 1.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		32,530,000	31,920,063
Ivory Coast - 0.5%
Ivory Coast 5.75% 12/31/32		13,338,000	13,333,832
Jamaica - 0.1%
Jamaican Government:
6.75% 4/28/28		725,000	860,484
7.875% 7/28/45		1,995,000	2,698,238

TOTAL JAMAICA			3,558,722

Jordan - 0.1%
Jordanian Kingdom 6.125% 1/29/26 (b)		2,455,000	2,632,988
Kazakhstan - 0.0%
Kazakhstan Republic 6.5% 7/21/45 (b)		825,000	1,214,813
Kenya - 0.1%
Republic of Kenya 6.875% 6/24/24 (b)		3,790,000	4,094,384
Lebanon - 0.9%
Lebanese Republic:
5.8% 4/14/20		8,557,000	6,963,259
6.15% 6/19/20		1,910,000	1,497,559
6.375% 3/9/20		22,303,000	19,319,974

TOTAL LEBANON			27,780,792

Mexico - 1.7%
United Mexican States:
5.75% 10/12/10		8,745,000	10,340,963
6.05% 1/11/40		23,540,000	30,609,356
6.5% 6/9/22	MXN	188,715,000	9,931,055

TOTAL MEXICO			50,881,374

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		1,300,000	1,479,563
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (b)		6,725,000	7,090,672
5.5% 12/11/42 (b)		850,000	1,039,922

TOTAL MOROCCO			8,130,594

Nigeria - 0.8%
Republic of Nigeria:
6.375% 7/12/23 (b)		2,475,000	2,641,289
6.5% 11/28/27 (b)		5,445,000	5,562,408
6.75% 1/28/21 (b)		1,125,000	1,167,539
7.625% 11/21/25 (b)		11,800,000	13,039,000

TOTAL NIGERIA			22,410,236

Oman - 0.5%
Sultanate of Oman:
3.875% 3/8/22 (b)		5,765,000	5,844,269
4.75% 6/15/26 (b)		4,325,000	4,391,227
5.375% 3/8/27 (b)		1,105,000	1,140,567
5.625% 1/17/28 (b)		600,000	621,000
6.75% 1/17/48 (b)		3,105,000	3,127,317

TOTAL OMAN			15,124,380

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		1,300,000	1,446,250
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		2,925,000	2,983,500
5.625% 12/5/22 (b)		2,005,000	2,052,619

TOTAL PAKISTAN			6,482,369

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		3,640,000	3,849,300
Paraguay - 0.0%
Republic of Paraguay 5.4% 3/30/50 (b)		790,000	908,006
Peru - 0.4%
Peruvian Republic 4% 3/7/27 (f)(g)		10,956,000	10,972,716
Qatar - 1.5%
State of Qatar:
4% 3/14/29 (b)		4,435,000	4,957,498
4.817% 3/14/49 (b)		12,100,000	14,966,188
5.103% 4/23/48 (b)		12,105,000	15,554,925
9.75% 6/15/30 (b)		4,350,000	7,147,594

TOTAL QATAR			42,626,205

Romania - 0.1%
Romanian Republic 5.125% 6/15/48 (b)		3,280,000	3,763,800
Russia - 3.8%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		26,000,000	31,070,000
5.1% 3/28/35(Reg. S)		8,200,000	9,799,000
5.25% 6/23/47 (b)		28,800,000	36,000,000
5.25% 6/23/47(Reg. S)		3,600,000	4,500,000
5.625% 4/4/42 (b)		3,825,000	5,015,530
5.875% 9/16/43 (b)		1,195,000	1,614,370
7.25% 5/10/34	RUB	449,775,000	7,796,644
7.6% 7/20/22	RUB	424,870,000	7,159,016
8.15% 2/3/27	RUB	461,745,000	8,317,789

TOTAL RUSSIA			111,272,349

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		5,505,000	5,880,028
Saudi Arabia - 0.4%
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		3,860,000	4,274,950
4.625% 10/4/47 (b)		3,705,000	4,169,978
5.25% 1/16/50 (b)		3,765,000	4,685,072

TOTAL SAUDI ARABIA			13,130,000

South Africa - 0.0%
South African Republic 4.875% 4/14/26		840,000	874,650
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		3,050,000	3,017,421
6.25% 10/4/20 (b)		3,795,000	3,844,809
6.25% 7/27/21 (b)		1,630,000	1,655,978
6.85% 3/14/24 (b)		1,495,000	1,515,914

TOTAL SRI LANKA			10,034,122

Turkey - 4.8%
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		4,590,000	4,655,981
Turkish Republic:
3.25% 3/23/23		5,105,000	4,907,181
5.125% 3/25/22		46,445,000	47,533,555
5.625% 3/30/21		9,055,000	9,318,161
5.75% 5/11/47		7,890,000	6,977,719
6.25% 9/26/22		49,755,000	51,978,427
6.35% 8/10/24		3,290,000	3,439,078
7.25% 12/23/23		8,080,000	8,728,925
7.375% 2/5/25		3,980,000	4,349,394

TOTAL TURKEY			141,888,421

Ukraine - 4.8%
Ukraine Government:
7.375% 9/25/32 (b)		4,610,000	4,916,853
7.75% 9/1/20 (b)		37,950,000	38,993,625
7.75% 9/1/21 (b)		65,047,000	68,787,203
7.75% 9/1/22 (b)		8,012,000	8,612,900
7.75% 9/1/23 (b)		4,065,000	4,405,444
7.75% 9/1/24 (b)		7,595,000	8,267,158
7.75% 9/1/26 (b)		2,780,000	3,030,200
7.75% 9/1/27 (b)		2,935,000	3,206,488

TOTAL UKRAINE			140,219,871

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		7,425,000	7,241,695
United States of America - 4.4%
U.S. Treasury Bonds 3% 2/15/48		6,002,000	6,739,416
U.S. Treasury Notes:
2% 11/15/26		103,626,000	104,703,333
2.375% 5/15/29		16,450,000	17,084,569

TOTAL UNITED STATES OF AMERICA			128,527,318

Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (g)(h)		1,000,000	10
value recovery B rights 1/2/21 (g)(h)		1,500,000	15

TOTAL URUGUAY			25

Venezuela - 0.2%
Venezuelan Republic:
oil recovery warrants 4/15/20 (g)(h)		2,504	2,504
9.25% 9/15/27 (d)		32,390,000	3,724,850
11.95% 8/5/31 (Reg. S) (d)		14,080,000	1,619,200
12.75% 8/23/22 (d)		2,705,000	311,075

TOTAL VENEZUELA			5,657,629

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (c)(e)		1,040,000	1,046,657
5.5% 3/12/28		24,486,566	24,211,093

TOTAL VIETNAM			25,257,750

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,335,121,077)			1,311,185,517

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)
(Cost $6,545,269)		INR 423,400,000	5,911,935

Preferred Securities - 2.6%
Cayman Islands - 1.6%
Banco Do Brasil SA:
6.25% (b)(c)(i)		6,700,000	6,896,023
9% (b)(c)(i)		3,275,000	3,744,775
Banco Mercantil del Norte SA 7.625% (b)(c)(i)		2,830,000	3,080,871
Cosan Overseas Ltd. 8.25% (i)		23,191,000	24,320,774
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	6,101,714
6.125% (b)(c)(i)		1,525,000	1,598,253
Odebrecht Finance Ltd.:
7.5% (b)(d)(i)		21,825,000	653,113
7.5% (Reg. S) (d)(i)		500,000	14,963

TOTAL CAYMAN ISLANDS			46,410,486

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(i)		5,440,000	5,615,941
Georgia - 0.0%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(i)		1,300,000	1,353,581
Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		10,537,000	10,813,707
Tinkoff Credit Systems 9.25% (Reg. S) (c)(i)		9,739,000	10,180,332

TOTAL IRELAND			20,994,039

United Arab Emirates - 0.1%
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(i)		2,890,000	2,891,667
TOTAL PREFERRED SECURITIES
(Cost $87,758,727)			77,265,714
		Shares	Value

Money Market Funds - 12.8%
Fidelity Cash Central Fund 1.58% (j)
(Cost $376,248,708)		376,173,965	376,249,200
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $2,937,812,470)			2,893,651,383
NET OTHER ASSETS (LIABILITIES) - 1.5%			42,602,298
NET ASSETS - 100%			$2,936,253,681

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,541,824,327 or 52.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Quantity represents share amount.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,960,813
Total	$4,960,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,123,039,017	$--	$1,123,039,017	$--
Government Obligations	1,311,185,517	--	1,300,210,272	10,975,245
Supranational Obligations	5,911,935	--	5,911,935	--
Preferred Securities	77,265,714	--	77,265,714	--
Money Market Funds	376,249,200	376,249,200	--	--
Total Investments in Securities:	$2,893,651,383	$376,249,200	$2,506,426,938	$10,975,245

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	4.4%
AAA,AA,A	8.1%
BBB	8.7%
BB	15.7%
B	21.8%
CCC,CC,C	17.8%
Not Rated	9.2%
Short-Term Investments and Net Other Assets	14.3%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,561,563,762)	$2,517,402,183
Fidelity Central Funds (cost $376,248,708)	376,249,200
Total Investment in Securities (cost $2,937,812,470)		$2,893,651,383
Cash		768,563
Foreign currency held at value (cost $453)		460
Receivable for investments sold		229,037
Receivable for fund shares sold		545,578
Interest receivable		44,084,359
Distributions receivable from Fidelity Central Funds		496,585
Total assets		2,939,775,965
Liabilities
Payable for investments purchased	$3,365,959
Payable for fund shares redeemed	108,933
Distributions payable	14,250
Other payables and accrued expenses	33,142
Total liabilities		3,522,284
Net Assets		$2,936,253,681
Net Assets consist of:
Paid in capital		$2,970,806,542
Total accumulated earnings (loss)		(34,552,861)
Net Assets		$2,936,253,681
Net Asset Value, offering price and redemption price per share ($2,936,253,681 ÷ 311,071,439 shares)		$9.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2019
Investment Income
Dividends		$4,672,621
Interest		119,111,438
Income from Fidelity Central Funds		4,960,813
Income before foreign taxes withheld		128,744,872
Less foreign taxes withheld		(66,969)
Total income		128,677,903
Expenses
Custodian fees and expenses	$54,531
Independent trustees' fees and expenses	9,751
Legal	209
Total expenses before reductions	64,491
Expense reductions	(18,161)
Total expenses after reductions		46,330
Net investment income (loss)		128,631,573
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,879,405
Foreign currency transactions	(255,589)
Total net realized gain (loss)		18,623,816
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,382,012)
Assets and liabilities in foreign currencies	15,643
Total change in net unrealized appreciation (depreciation)		(11,366,369)
Net gain (loss)		7,257,447
Net increase (decrease) in net assets resulting from operations		$135,889,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2019	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,631,573	$7,730,297
Net realized gain (loss)	18,623,816	(2,696,380)
Change in net unrealized appreciation (depreciation)	(11,366,369)	(11,168,125)
Net increase (decrease) in net assets resulting from operations	135,889,020	(6,134,208)
Distributions to shareholders	(135,285,645)	(7,559,273)
Share transactions
Proceeds from sales of shares	2,746,218,804	10,922,043
Reinvestment of distributions	135,271,409	7,559,250
Cost of shares redeemed	(74,335,058)	(9,430,277)
Net increase (decrease) in net assets resulting from share transactions	2,807,155,155	9,051,016
Total increase (decrease) in net assets	2,807,758,530	(4,642,465)
Net Assets
Beginning of period	128,495,151	133,137,616
End of period	$2,936,253,681	$128,495,151
Other Information
Shares
Sold	290,519,318	1,127,992
Issued in reinvestment of distributions	14,388,766	796,396
Redeemed	(7,945,966)	(988,322)
Net increase (decrease)	296,962,118	936,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Debt Central Fund

Years ended December 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.11	$10.11	$9.81	$9.04	$9.47
Income from Investment Operations
Net investment income (loss)A	.582	.564	.686	.754	.744
Net realized and unrealized gain (loss)	.353	(1.013)	.370	.707	(.526)
Total from investment operations	.935	(.449)	1.056	1.461	.218
Distributions from net investment income	(.548)	(.551)	(.730)	(.691)	(.648)
Distributions from net realized gain	(.057)	–	(.026)	–	–
Total distributions	(.605)	(.551)	(.756)	(.691)	(.648)
Net asset value, end of period	$9.44	$9.11	$10.11	$9.81	$9.04
Total ReturnB	10.48%	(4.52)%	10.99%	16.50%	2.26%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %E	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %E	- %E	.01%	.01%	.01%
Net investment income (loss)	6.23%	5.91%	6.76%	7.80%	7.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,936,254	$128,495	$133,138	$116,523	$103,080
Portfolio turnover rateF	72%G	40%	57%	48%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2019

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$138,544,383
Gross unrealized depreciation	(173,911,714)
Net unrealized appreciation (depreciation)	$(35,367,331)
Tax Cost	$2,929,018,714

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$799,269
Net unrealized appreciation (depreciation) on securities and other investments	$(35,352,187)

The tax character of distributions paid was as follows:

	December 31, 2019	December 31, 2018
Ordinary Income	$127,917,322	$ 7,559,273
Long-term Capital Gains	7,368,323	–
Total	$135,285,645	$ 7,559,273

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,149,963,186 and $1,029,187,180, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchange In-Kind. During the period, Fidelity Advisor Strategic Income Fund (the Investing Fund) completed an exchange in-kind transaction with the Fund. The Investing Fund delivered investments, including accrued interest valued at $2,529,798,896 (which included $23,123,655 of unrealized depreciation), in exchange for 268,001,366 shares of the Fund. The value of investments delivered from the Investing Fund is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. This transaction was treated as a tax free exchange with carry forward basis for book and tax.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,161.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

8. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Hanover Street Trust and Shareholders of Fidelity Emerging Markets Debt Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Emerging Markets Debt Central Fund (one of the funds constituting Fidelity Hanover Street Trust, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 302 funds. Mr. Wiley oversees 199 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2007

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2007

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2007

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Kampling also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Member of the Advisory Board

Ms. Tomasky also serves as Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period-B July 1, 2019 to December 31, 2019
Actual	.0039%	$1,000.00	$1,018.10	$.02
Hypothetical-C		$1,000.00	$1,025.19	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 2.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December,31 2019, $7,285,405, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Emerging Markets Debt Central Fund

At its November 2019 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract and amended and restated sub-advisory agreements (together, the Amended and Restated Contracts) for the fund, effective January 1, 2020, for a one month period through January 31, 2020, in connection with an upcoming consolidation of certain of Fidelity's advisory businesses.

The Board considered that, on or about January 1, 2020, each of FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and SelectCo, LLC (SelectCo) will merge with and into Fidelity Management & Research Company (FMR) and that, after the merger, FMR will redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that the Amended and Restated Contracts would be updated to reflect the renamed adviser, Fidelity Management & Research Company LLC and its new form of organization and domicile. The Board also noted that the Amended and Restated Contracts will not change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

The Board concluded that the fund's Amended and Restated Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved through January 31, 2020.

In connection with its consideration of future renewals of the fund's Amended and Restated Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Amended and Restated Contracts should be approved.

EMC-ANN-0220
1.926205.108

Item 2.

Code of Ethics

As of the end of the period, December 31, 2019, Fidelity Hanover Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Emerging Markets Debt Central Fund (the “Fund”):

Services Billed by PwC

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$58,000	$4,700	$3,300	$2,000

December 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Emerging Markets Debt Central Fund	$60,000	$5,100	$3,300	$2,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2019A	December 31, 2018A
Audit-Related Fees	$7,705,000	$7,930,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2019A	December 31, 2018A
PwC	$12,365,000	$11,135,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2020